Expenses by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
IncomeStatementLocationsLineItems [Line Items]
Depreciation and amortization	R$ (12,899)	R$ (11,012)	R$ 21,957
Personnel expenses	30,621	26,836	26,455
Expenses with service provider	57,293	56,478	56,537
Leasing	8,488	11,817	8,173
Cost of agricultural products	130,188	50,024	41,924
Freight and storage	7,731	5,025	2,418
Allowance for doubtful accounts	133	516	(2,686)
Onerous contracts
Losses on receivables			3,000
Sale of farm		8
Maintenance, travel expenses and others	15,675	8,248	8,612
Total	273,351	173,979	166,390
Cost of products sold [member]
IncomeStatementLocationsLineItems [Line Items]
Depreciation and amortization	22,406	14,326	21,211
Personnel expenses	4,265	4,579	7,320
Expenses with service provider	53,014	52,706	53,562
Leasing	7,799	11,089	7,385
Cost of agricultural products	130,188	50,024	41,924
Freight and storage
Allowance for doubtful accounts
Onerous contracts
Losses on receivables
Sale of farm
Maintenance, travel expenses and others	10,647	3,638	3,312
Total	228,319	136,362	134,714
Selling expenses [member]
IncomeStatementLocationsLineItems [Line Items]
Depreciation and amortization
Personnel expenses	2,223	1,058
Expenses with service provider
Leasing
Cost of agricultural products
Freight and storage	7,731	5,025	2,418
Allowance for doubtful accounts	133	516	(2,686)
Onerous contracts
Losses on receivables			3,000
Sale of farm		8
Maintenance, travel expenses and others		69
Total	10,087	6,676	2,732
General and administrative expenses [member]
IncomeStatementLocationsLineItems [Line Items]
Depreciation and amortization	816	701	746
Personnel expenses	24,133	21,199	19,135
Expenses with service provider	4,279	3,772	2,975
Leasing	689	728	788
Cost of agricultural products
Freight and storage
Allowance for doubtful accounts
Onerous contracts
Losses on receivables
Sale of farm
Maintenance, travel expenses and others	5,028	4,541	5,300
Total	R$ 34,945	R$ 30,941	R$ 28,944